VANECK INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 95.2%
Australia: 10.1%
De Grey Mining Ltd. * 12,193,348 $ 16,392,613
Emerald Resources NL * † 4,696,751 11,000,844
Northern Star Resources Ltd. 1,209,300 13,961,577
Perseus Mining Ltd. 1,590,800 3,346,283
Predictive Discovery Ltd. * 82,421,400 19,549,682
Spartan Resources Ltd. * 13,656,149 16,259,248
Westgold Resources Ltd.
(CAD) * 4,042,687 7,332,207
87,842,454
Brazil: 4.8%
Wheaton Precious Metals
Corp. (USD) 528,993 41,065,727
Underline
Canada: 62.1%
Agnico Eagle Mines Ltd.
(USD) 793,448 86,017,698
Alamos Gold, Inc. (USD) 2,323,223 62,122,983
Allied Gold Corp. * 1,242,768 4,231,655
Artemis Gold, Inc. * 735,800 8,748,506
Barrick Gold Corp. (USD) 1,530,000 29,743,200
Bear Creek Mining Corp. * ø 948,000 128,460
Franco-Nevada Corp. (USD) 288,000 45,377,280
G Mining Ventures Corp. * † 3,690,525 48,136,725
Galway Metals, Inc. * ‡ 5,301,789 1,547,376
Kinross Gold Corp. (USD) 3,918,218 49,408,729
Liberty Gold Corp. * ‡ 42,261,334 9,984,958
Lundin Gold, Inc. 1,090,900 33,779,579
MAG Silver Corp. * † 1,053,800 16,029,799
OceanaGold Corp. 5,053,000 16,854,453
Omai Gold Mines Corp. ø 17,369,500 4,948,747
Osisko Gold Royalties Ltd.
(USD) 1,485,000 31,363,200
Pan American Silver Corp.
(USD) 1,485,000 38,357,550
Silver Tiger Metals, Inc. * † 3,464,000 782,322
Skeena Resources Ltd. * † 1,264,550 12,750,509
Snowline Gold Corp. * † 2,462,000 14,644,884
Torex Gold Resources, Inc. * 554,800 15,363,455
Troilus Gold Corp. ø 15,129,400 4,373,601
West Red Lake Gold Mines
Ltd. * † 9,897,600 3,954,776
538,650,445
Ghana: 0.7%
Galiano Gold, Inc. (CAD) * † 4,989,063 6,136,438
Underline
Ivory Coast: 2.0%
Montage Gold Corp. (CAD) * 7,705,300 17,455,459
Underline
South Africa: 8.7%
Anglogold Ashanti Plc (USD) 1,150,000 42,688,000
Gold Fields Ltd. (ADR) 1,491,000 32,936,190
75,624,190
United States: 6.8%
Newmont Corp. 1,030,283 49,742,063
Royal Gold, Inc. 53,500 8,747,784
58,489,847
Total Common Stocks
(Cost: $421,906,475) 825,264,560
Number
of Shares Value
WARRANTS: 0.0%
(Cost: $0)
Canada: 0.0%
Liberty Gold Corp.,
CAD 0.45, exp. 05/17/26∞
ø 6,624,810 $ 271,613
EXCHANGE TRADED FUND: 4.3%(a)
(Cost: $26,027,264)
United States: 4.3%
SPDR Gold MiniShares
Trust * 608,000 37,629,120
MONEY MARKET FUND: 0.8%
(Cost: $6,940,880)
Invesco Treasury Portfolio -
Institutional Class 6,940,880 6,940,880
Underline
Total Investments Before Collateral for
Securities Loaned: 100.3%
(Cost: $454,874,619) 870,106,173
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.6%
Money Market Fund: 0.6%
(Cost: $4,895,382)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4,895,382 4,895,382
Total Investments: 100.9%
(Cost: $459,770,001) 875,001,555
Liabilities in excess of other assets: (0.9)% (8,037,873)
NET ASSETS: 100.0% $ 866,963,682

VANECK INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $16,983,482.
ø Restricted Security – the aggregate value of restricted securities is $9,722,421, or 1.1% of net assets
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.
sec.gov.
Restricted securities held by the Fund as of March 31, 2025 are as follows:
Security
Acquisition
Date
Number of
Shares
Acquisition
Cost Value
% of
Net Assets
Bear Creek Mining Corp. 08/15/2015 948,000 $ 2,824,202 $ 128,460 0.0%
Liberty Gold Corp.
 *
05/17/2025 6,624,810 0 271,612 0.0%
Omai Gold Mines Corp. 01/28/2025 17,369,500 3,619,274 4,948,747 0.6%
Troilus Gold Corp. 02/04/2025 15,129,400 3,698,474 4,373,601 0.5%
$10,141,950 $9,722,420 1.1%
* Warrants
Transactions in securities of affiliates for the period ended March 31, 2025 were as follows:
Value
12/31/2024 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
3/31/2025
Dividend
Income
Galway Metals, Inc. $1,954,815 $– $– $– $(407,439) $1,547,376 $–
Liberty Gold Corp. 6,148,768 5,624,767 (545,600) (758,775) (484,202) 9,984,958 –
Liberty Gold Corp. 1,957,439 – (5,624,767) – 3,667,328 – –
Liberty Gold
Corp.
*
ø 166,301 – – – 105,312 –(a) –
Thesis Gold, Inc. 4,537,662 – (5,475,890) (4,228,278) 5,166,506 – –
Total
$14,764,985 $5,624,767 $(11,646,257) $(4,987,053) $8,047,505 $11,532,334 $–
ø Restricted Security.
* Warrants
(a) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.